AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.8%
Asset-Backed Securities — 11.2%
Automobiles — 1.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	200	$185,296
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	100	92,756
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	300	279,396
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	169	167,566
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	91,523
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	91,178
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	94,693
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	100	100,375
Series 2021-01A, Class A, 144A
0.870%	07/14/28	300	285,780
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C
0.900%	06/15/26	100	97,188
Series 2021-03, Class C
0.950%	09/15/27	100	97,032
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	100	92,779
			1,675,562
Collateralized Loan Obligations — 8.7%
AIG CLO Ltd.,
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	04/20/32	250	247,959
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31	750	744,609
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	07/20/32	250	248,493
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	04/24/34	250	247,587
Broad River Bsl Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	07/20/34	250	247,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.274%(c)	04/20/31	250	$247,982
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34	250	247,551
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31	500	496,752
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29	493	492,002
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.431%(c)	07/15/34	250	247,463
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.611%(c)	01/16/33	750	746,036
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/17/29	216	215,364
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	07/20/34	250	247,433
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34	250	247,281
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	750	744,278
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32	250	248,438
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/17/34	250	246,462
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.344%(c)	07/20/32	250	247,508
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.610%(c)	05/21/34	250	247,238
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.401%(c)	07/10/34	250	247,458
A1

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.415%(c)	05/07/31	985	$978,434
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.329%(c)	10/23/31	250	247,885
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	10/20/32	750	745,438
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34	250	247,277
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/34	250	247,311
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31	1,250	1,245,202
			10,616,896
Consumer Loans — 0.7%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	200	197,886
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	100	98,493
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	500	498,617
			794,996
Credit Cards — 0.4%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	300	300,192
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	227,309
			527,501

Total Asset-Backed Securities (cost $13,803,745)			13,614,955
Commercial Mortgage-Backed Securities — 12.1%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	231	218,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2021-BN36, Class A1
0.801%	09/15/64	464	$440,076
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	200	189,366
Barclays Commercial Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	100	89,497
Benchmark Mortgage Trust,
Series 2020-B21, Class A1
0.537%	12/17/53	184	176,887
Series 2020-B22, Class A1
0.509%	01/15/54	506	477,280
Series 2021-B25, Class ASB
2.271%	04/15/54	250	236,163
CD Mortgage Trust,
Series 2017-CD06, Class A4
3.190%	11/13/50	500	490,321
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	369	369,711
Series 2017-C08, Class A4
3.572%	06/15/50	959	964,347
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	250	244,940
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	46	46,252
Series 2017-P07, Class AAB
3.509%	04/14/50	393	395,751
Series 2017-P08, Class A3
3.203%	09/15/50	730	719,232
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	6	5,698
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	743,915
Series 2015-DC01, Class A4
3.078%	02/10/48	730	716,907
Series 2015-LC23, Class A3
3.521%	10/10/48	325	325,001
Series 2015-PC01, Class A5
3.902%	07/10/50	485	491,192
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A1
0.800%	08/15/53	150	144,798
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.308%(cc)	07/25/26	690	30,418
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	8	7,764
Series 2014-GC22, Class A3
3.516%	06/10/47	19	18,654

A2

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GC47, Class A4
2.125%	05/12/53	768	$690,942
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	1,870	1,873,332
Series 2016-JP02, Class ASB
2.713%	08/15/49	86	85,681
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	300	298,628
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	1,313	1,299,963
Series 2015-C24, Class A4
3.732%	05/15/48	599	603,059
Series 2015-C26, Class ASB
3.323%	10/15/48	282	283,565
Series 2015-C27, Class ASB
3.557%	12/15/47	357	360,627
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	300	283,564
Series 2021-L07, Class A1
0.881%	10/15/54	376	354,441
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	270	262,277
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	70,160
Series 2013-C06, Class A4
3.244%	04/10/46	550	551,829
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	235	230,906

Total Commercial Mortgage-Backed Securities (cost $15,395,221)			14,791,480
Corporate Bonds — 11.5%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23(a)	400	395,425
2.700%	02/01/27	190	182,475
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,362
			583,262
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	280	280,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/26/27(a)	350	$326,446
2.400%	04/10/28	320	290,679
2.400%	10/15/28	220	197,786
			814,911
Banks — 3.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	13,856
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29(a)	260	237,594
2.496%(ff)	02/13/31	170	155,990
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	60	57,392
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	260	239,390
2.561%(ff)	05/01/32	45	40,756
2.976%(ff)	11/05/30	70	66,575
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28	390	360,407
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	350	320,769
3.615%(ff)	03/15/28(a)	370	370,017
3.800%	03/15/30	25	25,186
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28	350	352,411
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	240,371
1.953%(ff)	02/04/32	15	13,106
2.069%(ff)	06/01/29	135	124,101
2.739%(ff)	10/15/30	180	170,311
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	500	465,283
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	250	232,408
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	100	93,549
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	233,075
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	188,712
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.526%(ff)	03/24/28	695	694,080
			4,695,339

A3

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	$19,848
Chemicals — 0.1%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	180	177,204
Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	250	223,573
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	25,439
			249,012
Diversified Financial Services — 0.4%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	140	131,144
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	179,509
2.710%	01/22/29	200	185,125
			495,778
Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	10	10,303
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	30,312
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	188,916
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	58,669
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	31,533
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	183,386
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	136,113
			639,232
Entertainment — 0.3%
Magallanes, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27(a)	385	384,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.3%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
1.700%	06/03/28	180	$165,973
Nestle Holdings, Inc.,
Gtd. Notes, 144A
1.500%	09/14/28	150	135,865
			301,838
Home Builders — 0.4%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	480	496,617
Insurance — 0.4%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	04/05/29	315	314,713
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	112,467
			427,180
Machinery-Diversified — 0.2%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	275	290,544
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	117,314
4.908%	07/23/25	110	113,901
5.050%	03/30/29	155	164,143
			395,358
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	50	45,643
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	50,231
Oil & Gas — 0.1%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	70	66,870
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	385	381,902
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	30,057

A4

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	$258,609
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	90	94,347
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.900%	12/10/28(a)	500	470,991
			1,235,906
Pipelines — 0.5%
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	295	306,550
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26	200	215,120
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	50,081
			571,751
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
1.900%	12/01/28	400	364,758
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	13,717
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	95,639
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	36,225
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	122,704
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28(a)	520	480,289
			1,113,332
Retail — 0.1%
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	185	170,003
Semiconductors — 0.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	41,346
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	235	207,186
3.419%	04/15/33	15	13,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	$15,534
			278,064
Software — 0.2%
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	210	210,341
Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	45	42,008
3.000%	03/22/27	5	4,941
3.150%	03/22/30	20	19,654
			66,603

Total Corporate Bonds (cost $14,964,612)			14,059,965
Sovereign Bonds — 0.6%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	373,448
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	41,077
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	40	39,269
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	40,097
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	38,780
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	199,823

Total Sovereign Bonds (cost $773,459)			732,494
U.S. Government Agency Obligations — 2.1%
Federal Home Loan Bank
3.125%	09/12/25	1,115	1,132,298
3.250%	11/16/28	50	52,293
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	950	884,512
1.500%	02/12/25	50	48,611
Federal National Mortgage Assoc.
1.625%	01/07/25	388	378,731

Total U.S. Government Agency Obligations (cost $2,650,939)			2,496,445

A5

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 48.3%
U.S. Treasury Bonds
1.875%	11/15/51	15	$13,134
2.250%	05/15/41	550	518,977
3.000%	05/15/47	25	26,957
U.S. Treasury Notes
0.125%	01/31/23	11,920	11,778,916
0.125%	08/15/23	4,690	4,566,521
0.375%	01/31/26	375	345,527
0.875%	11/15/30(k)	2,290	2,028,797
1.250%	04/30/28	1,085	1,010,830
1.250%	09/30/28	5,160	4,788,319
1.375%	12/31/28	16,104	15,052,207
1.875%	02/28/29	3,895	3,760,501
2.250%	11/15/25	1,430	1,415,477
2.625%	02/15/29	4,630	4,685,705
2.875%	05/15/28(k)	6,485	6,635,979
U.S. Treasury Strips Coupon
1.306%(s)	02/15/39	45	29,030
2.135%(s)	11/15/41	1,925	1,123,568
2.157%(s)	08/15/42	1,895	1,079,336
2.953%(s)	08/15/28(k)	110	94,093

Total U.S. Treasury Obligations (cost $61,723,922)			58,953,874

Total Long-Term Investments (cost $109,311,898)			104,649,213

	Shares
Short-Term Investments — 16.0%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	818,202	7,470,188
PGIM Core Ultra Short Bond Fund(wc)	10,375,173	10,375,173
PGIM Institutional Money Market Fund (cost $1,710,504; includes $1,709,226 of cash collateral for securities on loan)(b)(wc)	1,712,181	1,710,640

Total Short-Term Investments (cost $19,623,913)		19,556,001

TOTAL INVESTMENTS—101.8% (cost $128,935,811)		124,205,214

Liabilities in excess of other assets(z) — (1.8)%		(2,205,143)

Net Assets — 100.0%		$122,000,071

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,683,354; cash collateral of $1,709,226 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
729	10 Year U.S. Treasury Notes	Jun. 2022	$89,575,875	$(2,460,227)
Short Positions:
92	2 Year U.S. Treasury Notes	Jun. 2022	19,496,813	190,374
185	5 Year U.S. Treasury Notes	Jun. 2022	21,217,187	460,983
4	10 Year U.S. Ultra Treasury Notes	Jun. 2022	541,875	18,463
33	20 Year U.S. Treasury Bonds	Jun. 2022	4,952,063	150,093
				819,913
				$(1,640,314)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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